Goodwill and Intangibles (Tables)	6 Months Ended
Feb. 24, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table presents the changes in goodwill:

Total
Balance, August 26, 2017 (Successor)	$465,030
Goodwill working capital adjustment	1,757
Measurement period adjustment of the Business Combination	4,640
Balance as of February 24, 2018 (Successor)	$471,427

Schedule of Finite-Lived Intangible Assets
Intangible assets, net in our condensed consolidated balance sheets consist of the following:

Successor		February 24, 2018
	Useful life	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets with indefinite life:
Brands and trademarks	Indefinite life	$232,000	$—	$232,000
Intangible assets with finite lives:
Customer relationships	15 years	59,000	2,482	56,518
Proprietary recipes and formulas	7 years	7,000	631	6,369
Licensing agreements	14 years	22,000	991	21,009
		$320,000	$4,104	$315,896

Successor		August 26, 2017
	Useful life	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets with indefinite life:
Brands and trademarks	Indefinite life	$232,000	$—	$232,000
Intangible assets with finite lives:
Customer relationships	15 years	59,000	515	58,485
Proprietary recipes and formulas	7 years	7,000	131	6,869
Licensing agreements	14 years	22,000	206	21,794
		$320,000	$852	$319,148

Schedule of Indefinite-Lived Intangible Assets
Intangible assets, net in our condensed consolidated balance sheets consist of the following:

Successor		February 24, 2018
	Useful life	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets with indefinite life:
Brands and trademarks	Indefinite life	$232,000	$—	$232,000
Intangible assets with finite lives:
Customer relationships	15 years	59,000	2,482	56,518
Proprietary recipes and formulas	7 years	7,000	631	6,369
Licensing agreements	14 years	22,000	991	21,009
		$320,000	$4,104	$315,896

Successor		August 26, 2017
	Useful life	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets with indefinite life:
Brands and trademarks	Indefinite life	$232,000	$—	$232,000
Intangible assets with finite lives:
Customer relationships	15 years	59,000	515	58,485
Proprietary recipes and formulas	7 years	7,000	131	6,869
Licensing agreements	14 years	22,000	206	21,794
		$320,000	$852	$319,148

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Estimated future amortization for each of the next five fiscal years and thereafter is as follows:

(In thousands by fiscal year)
Remainder of 2018	$3,253
2019	6,505
2020	6,505
2021	6,505
2022	6,505
2023 and thereafter	54,623